Condensed Schedule Of Investments (U.S. Treasury Notes) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	2.03%	0.82%
U.S. Treasury Notes, 0.375%, 03/15/2015 Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 34,890,000
Fair Value as a % of Partners' Capital		27.63%
Fair Value		$ 34,915,213
U.S. Treasury Notes, 0.250%, 05/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 10,040,000
Fair Value as a % of Partners' Capital		7.95%
Fair Value		$ 10,047,452
U.S. Treasury Notes, 0.250%, 07/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 30,970,000
Fair Value as a % of Partners' Capital		24.52%
Fair Value		$ 30,991,776
U.S. Treasury Notes, 0.250%, 09/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 30,780,000
Fair Value as a % of Partners' Capital		24.37%
Fair Value		$ 30,793,827
U.S. Treasury Notes, 0.375%, 04/30/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 34,890,000
Fair Value as a % of Partners' Capital	25.86%
Fair Value	$ 34,887,274
U.S. Treasury Notes, 0.250% 05/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 20,040,000
Fair Value as a % of Partners' Capital	14.85%
Fair Value	$ 20,028,649
U.S. Treasury notes, 0.625%, 07/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 30,970,000
Fair Value as a % of Partners' Capital	22.96%
Fair Value	$ 30,978,468
U.S. Treasury notes, 0.875%, 09/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 30,780,000
Fair Value as a % of Partners' Capital	22.85%
Fair Value	$ 30,822,082
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	86.52%	84.47%
Fair Value	$ 116,716,473	$ 106,748,268